Other Receivables - Schedule of Other Receivables (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Receivables, Net, Current [Abstract]
Receivables related to the sale of New Jersey net operating losses		$ 1,363,559	$ 991,982
Receivables related to value added tax recovery	95,910	95,910	94,361
Receivables related to the Leukemia & Lymphoma Society funding		500,000
Other receivables	19,642	40,888	131,415
Other receivables, net	$ 115,552	$ 2,000,357	$ 1,217,758